Capital Stock (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Statement Line Items [Line Items]
Balance, amount	$ 18,363,791	$ 34,126,005	$ 36,254,043
Issued for private placements, net of share issue costs, amount	4,634,051
Issued pursuant to Restricted Share Unit Plan, amount
Finders fees on convertible loans, amount	642,095		234,752
Shares issued for settlement of leases, amount	15,307,441	2,781,473	792,381
Transfer of conversion component on conversion of convertible loans			310,000
Exercise of warrants, amount	4,686,444
Balance, amount	32,479,665	18,363,791	34,126,005
Issued Capital [Member]
Statement Line Items [Line Items]
Balance, amount	$ 142,251,909	$ 127,003,132	$ 125,174,377
Balance, number (in shares)	150,391,558	125,162,803	121,784,619
Issued for private placements, net of share issue costs, amount	$ 4,634,051	$ 8,911,230
Issued for private placements, net of share issue costs, number (in shares)	6,768,634	13,435,503
Issued pursuant to Restricted Share Unit Plan, amount			$ 188,722
Issued pursuant to Restricted Share Unit Plan, number (in shares)			385,147
Shares issued for interest on gold loans, amount	$ 785,148	$ 699,651
Shares issued for interest on gold loans, number (in shares)	1,463,855	1,836,229	1,172,128
Shares issued for settlement of convertible and gold loans	$ 15,307,441	$ 2,781,473
Shares issued for settlement of convertible and gold loans (in shares)	29,267,417	7,789,895
Finders fees on convertible loans, amount	$ 642,095	$ 581,181	$ 234,752
Finders fees on convertible loans, number (in shares)	1,025,762	686,446	466,504
Shares issued for settlement of leases, amount	$ 15,307,441		$ 792,381
Shares issued for settlement of leases, number (in shares)	29,267,417		1,354,405
Transfer of conversion component on conversion of convertible loans	$ 5,760,022	$ 1,402,631
Stock options exercised		$ 26,333
Stock options exercised (in Shares)		63,333
Transfer of reserve on exercise of stock options		$ 27,722
Exercise of warrants, amount	$ 4,686,444	$ 215,000
Exercise of warrants, number (in shares)	5,434,896	85,127
Issued for service	$ 4,329,710	$ 603,556
Issued for service (in shares)	5,623,000	1,332,222
Balance, amount	$ 178,396,820	$ 142,251,909	$ 127,003,132
Balance, number (in shares)	199,975,122	150,391,558	125,162,803